Financial Assets and Liabilities - Summary of Trade and Other Receivables (Parenthetical) (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 10, 2018	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Receivable from financing agreement			$ 38,950
Gross cash proceeds from drawing		$ 28,950
NovaQuest
Disclosure Of Financial Assets And Liabilities [Line Items]
Receivable from financing agreement			$ 39,000
NovaQuest | Financing Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Gross cash proceeds from drawing	$ 39,000